Fees and Expenses	Jul. 29, 2026
Plumb Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Plumb Balanced Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.54%	1.29%
Fee Waivers and Expense Reimbursements(1)	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.44%	1.19%

(1)	The Funds’ Advisor, Wisconsin Capital Management, LLC (the “Advisor”), has contractually agreed, at least until July 31, 2027 to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.44% of its average daily net assets for Investor Shares and 1.19% of its average daily net assets for Institutional Shares. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund’s actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding 36 months, provided the amount of recoupment in any year shall be limited so that it does not cause the Fund’s total operating expenses, after recoupment has been taken into account, to exceed the current cap or the applicable cap at the time of waiver for that year.

Expense Example Narrative [Text Block]

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2027. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	However, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$147	$477	$830	$1,826
Institutional Shares	$121	$399	$698	$1,548

Portfolio Turnover [Text Block]

Portfolio Turnover. The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Plumb Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Plumb Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.22%	1.23%
Total Annual Fund Operating Expenses	2.12%	1.88%
Fee Waivers and Expense Reimbursements(1)	(0.62)%	(0.63)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.50%	1.25%

(1)	The Funds’ Advisor, Wisconsin Capital Management, LLC (the “Advisor”), has contractually agreed, at least until July 31, 2027 to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.50% of its average daily net assets for Investor Shares and 1.25% of its average daily net assets for Institutional Shares. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund’s actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding 36 months, provided the amount of recoupment in any year shall be limited so that it does not cause the Fund’s total operating expenses, after recoupment has been taken into account, to exceed the current cap or the applicable cap at the time of waiver for that year.

Expense Example Narrative [Text Block]

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2027. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	However, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$153	$604	$1,082	$2,403
Institutional Shares	$127	$530	$958	$2,150

Portfolio Turnover [Text Block]

Portfolio Turnover. The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%